Segment Information - Summary of Segment Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Line Items]
Revenue	₩ 360,967	₩ 286,770	₩ 141,623
Depreciation amortization	3,653	1,414	520
Operating profit (loss)	48,663	33,368	14,035
Elimination of intersegment amounts [member]
Disclosure Of Operating Segments [Line Items]
Revenue	(53,445)	(21,408)	(6,893)
Depreciation amortization		(12)	(6)
Operating profit (loss)	1,692	3,201	982
Reportable Segments
Disclosure Of Operating Segments [Line Items]
Revenue	414,412	308,178	148,516
Depreciation amortization	3,653	1,426	526
Operating profit (loss)	46,971	30,167	13,053
Reportable Segments | Online
Disclosure Of Operating Segments [Line Items]
Revenue	48,182	41,288	53,790
Depreciation amortization	1,401	238	222
Operating profit (loss)	7,754	4,286	14,536
Reportable Segments | Mobile
Disclosure Of Operating Segments [Line Items]
Revenue	346,878	257,364	87,194
Depreciation amortization	1,145	473	268
Operating profit (loss)	38,655	24,795	(2,476)
Reportable Segments | Others
Disclosure Of Operating Segments [Line Items]
Revenue	19,352	9,526	7,532
Depreciation amortization	1,107	715	36
Operating profit (loss)	₩ 562	₩ 1,086	₩ 993